Cover	May 26, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 26, 2026
Entity Registrant Name	CSW INDUSTRIALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37454
Entity Tax Identification Number	47-2266942
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway, Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	214
Local Phone Number	884-3777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CSW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001624794
Amendment Flag	true
Amendment Description	On May 26, 2026, CSW Industrials, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) that furnished as Exhibit 99.1 the Company’s press release relating to financial results for the fiscal fourth quarter and full year ended March 31, 2026 (the “Press Release”). After the issuance of the Press Release and the filing of the Original Report, the Company identified in the Press Release an inadvertent error in the year over year Non-GAAP revenue growth percentage calculation for the Contractor Solutions segment including the pre-acquisition revenue effect from the Aspen Manufacturing and MARS Parts acquisitions. As previously furnished, pages 4 and 15 of Exhibit 99.1 reflected an incorrect Non-GAAP revenue growth percentage for the Contractor Solutions segment including pre-acquisition revenue effect from recent acquisitions and an incorrect pre-acquisition revenue effect for recent acquisitions figure in the Non-GAAP reconciliation table captioned “Reconciliation of Contractor Solutions Segment Reported Revenue to Revenue Calculated to Include Pre-Acquisition Revenue Effect”, respectively. This Form 8-K/A is being filed solely to furnish the Press Release as corrected.